INCOME TAX (Details 2) - Country of domicile [member]	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Explanation of applicable rates
Income	34.00%	25.00%	25.00%
CREE	0.00%	9.00%	9.00%
Surcharge	6.00%	6.00%	5.00%
Total	40.00%	40.00%	39.00%